UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/11

Date of reporting period:  06/30/11

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2011 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 57.61%
Capital Goods - 1.07%
Oshkosh Corp. (a)	127,000	$3,675,380
Commercial & Professional Services - 3.96%
FTI Consulting, Inc. (a)	192,805	7,315,022
Securitas AB (b)	596,583	6,314,619
		13,629,641
Consumer Services - 4.70%
Dover Motorsports, Inc. (a)	670,750	1,240,887
Regis Corp.	557,988	8,548,376
Speedway Motorsports, Inc.	450,314	6,385,453
		16,174,716
Diversified Financials - 4.73%
The Bank Of New York Mellon Corp.	190,000	4,867,800
CoreLogic, Inc. (a)	328,000	5,480,880
Federated Investors, Inc.	248,600	5,926,624
		16,275,304
Food & Staples Retailing - 1.16%
Weis Markets, Inc.	97,820	3,984,209
Health Care Equipment & Services - 2.71%
ICU Medical, Inc. (a)	92,586	4,046,008
Teleflex, Inc.	86,562	5,285,476
		9,331,484
Household & Personal Products - 3.36%
American Greetings Corp.	286,400	6,885,056
Central Garden & Pet Co. - Class A (a)	235,816	2,393,532
Oil-Dri Corporation of America - Class A (c)	105,847	2,267,243
		11,545,831
Insurance - 6.66%
AMERISAFE, Inc. (a)	305,405	6,908,261
Baldwin & Lyons, Inc. - Class B	143,171	3,317,272
Berkshire Hathaway, Inc. - Class B (a)	109,000	8,435,510
The Travelers Companies, Inc.	72,556	4,235,820
		22,896,863
Materials - 4.50%
Newmont Mining Corp.	160,630	8,669,201
Royal Gold, Inc.	116,000	6,794,120
		15,463,321
Media - 1.83%
Scholastic Corp.	236,691	6,295,981
Pharmaceuticals, Biotechnology & Life Sciences - 4.47%
Gilead Sciences, Inc. (a)	142,830	5,914,590
Johnson & Johnson	142,200	9,459,144
		15,373,734
Retailing - 1.43%
Home Retail Group Plc (b)	1,525,702	4,008,497
Midas, Inc. (a)	140,845	890,140
		4,898,637
Software & Services - 10.99%
Automatic Data Processing, Inc.	48,647	2,562,724
CSG Systems International, Inc. (a)	313,950	5,801,796
EPIQ Systems, Inc.	351,910	5,004,160
Mantech International Corp.	78,584	3,490,701
Microsoft Corp.	325,000	8,450,000
Square Enix Holdings Co., Ltd. (b)	328,620	5,894,383
TECMO KOEI HOLDINGS CO., Ltd. (b)	366,000	2,982,374
Total Systems Services, Inc.	193,105	3,587,891
		37,774,029

Technology Hardware & Equipment - 4.96%
Dell, Inc. (a)	460,890	7,683,036
Mocon, Inc.	23,942	367,988
Tekelec (a)	657,289	6,001,049
Tellabs, Inc.	650,000	2,996,500
		17,048,573
Telecommunication Services - 1.08%
Telephone & Data Systems, Inc.	119,383	3,710,424
TOTAL COMMON STOCKS (Cost $187,078,541)		198,078,127
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.29%
Food & Staples Retailing - 0.29%
Spartan Stores, Inc.
3.375%, 05/15/2027	$1,017,000	1,006,830
TOTAL CONVERTIBLE BONDS (Cost $829,068)		1,006,830

CORPORATE BONDS - 29.75%
Capital Goods - 2.71%
Chart Industries, Inc.
9.125%, 10/15/2015	4,142,000	4,307,680
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (d)	4,992,000	5,023,200
		9,330,880
Commercial & Professional Services - 0.54%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,815,000	1,846,763
Consumer Durables & Apparel - 4.44%
Hanesbrands, Inc.
3.770%, 12/15/2014 (d)	6,836,000	6,793,275
Levi Strauss & Co.
8.875%, 04/01/2016	3,219,000	3,339,713
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	5,089,000	5,139,890
		15,272,878
Consumer Services - 4.83%
Carrols Corp.
9.000%, 01/15/2013	3,845,000	3,854,612
Mac-Gray Corp.
7.625%, 08/15/2015	5,837,000	5,953,740
Speedway Motorsports, Inc.
8.750%, 06/01/2016	6,285,000	6,779,944
		16,588,296
Energy - 1.70%
Bill Barrett Corp.
9.875%, 07/15/2016	4,203,000	4,707,360
Petroquest Energy, Inc.
10.000%, 09/01/2017	1,089,000	1,148,895
		5,856,255

Household & Personal Products - 4.24%
American Greetings Corp.
7.375%, 06/01/2016	6,822,000	7,026,660
Amscan Holdings, Inc.
8.750%, 05/01/2014	4,489,000	4,556,335
Central Garden & Pet Co.
8.250%, 03/01/2018	2,897,000	2,991,152
		14,574,147
Materials - 0.32%
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,050,000	1,107,750
Media - 1.93%
Scholastic Corp.
5.000%, 04/15/2013	6,477,000	6,630,829
Pharmaceuticals, Biotechnology & Life Sciences - 1.13%
Bio-Rad Laboritories, Inc.
8.000%, 09/15/2016	3,489,000	3,872,790
Retailing - 7.91%
Collective Brands, Inc.
8.250%, 08/01/2013	7,077,000	7,109,377
HSN, Inc.
11.250%, 08/01/2016	6,000,000	6,765,000
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	6,612,000	6,769,035
Sally Holdings LLC
9.250%, 11/15/2014	6,295,000	6,546,800
		27,190,212
TOTAL CORPORATE BONDS (Cost $101,745,997)		102,270,800

	Shares
REAL ESTATE INVESTMENT TRUST - 1.87%
Real Estate - 1.87%
Potlatch Corp.	182,236	6,427,464
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,951,928)		6,427,464

SHORT-TERM INVESTMENTS - 10.02%
Money Market Fund - 2.17%
SEI Daily Income Trust Treasury Fund	7,459,150	7,459,150

	Principal
	Amount
U.S. Treasury Bills - 7.85%
0.203%, 10/20/2011 (e)	$4,000,000	3,997,528
0.058%, 11/03/2011 (e)	4,000,000	3,999,201
0.202%, 11/17/2011 (e)	4,000,000	3,996,911
0.223%, 12/15/2011 (e)	4,000,000	3,995,909
0.258%, 01/12/2012 (e)	4,000,000	3,994,475
0.088%, 02/09/2012 (e)	4,000,000	3,997,832
0.113%, 03/08/2012 (e)	3,000,000	2,997,657
		26,979,513
TOTAL SHORT-TERM INVESTMENTS (Cost $34,438,664)		34,438,663
Total Investments (Cost $330,044,198) - 99.54%		342,221,884
Other Assets in Excess of Liabilities - 0.46%		1,569,034
TOTAL NET ASSETS - 100.00%		$343,790,918

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of June 30, 2011.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2011 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 60.93%
Capital Goods - 0.74%
Gencor Industries, Inc. (a)	185,443	$1,407,513
Oshkosh Corp. (a)	137,711	3,985,356
		5,392,869
Commercial & Professional Services - 5.29%
FTI Consulting, Inc. (a)	496,122	18,822,869
Securitas AB (b)	1,765,715	18,689,467
Standard Parking Corp. (a)	73,001	1,165,826
		38,678,162
Consumer Durables & Apparel - 0.29%
CSS Industries, Inc.	101,683	2,128,225
Consumer Services - 5.25%
International Speedway Corp. - Class A	260,838	7,410,408
Regis Corp.	1,302,373	19,952,354
Speedway Motorsports, Inc.	779,498	11,053,282
		38,416,044
Diversified Financials - 3.32%
CoreLogic, Inc. (a)	858,464	14,344,934
Federated Investors, Inc.	418,873	9,985,932
		24,330,866
Energy - 1.03%
Bill Barrett Corp. (a)	162,167	7,516,440
Food & Staples Retailing - 1.12%
Weis Markets, Inc.	201,021	8,187,585
Health Care Equipment & Services - 4.53%
ICU Medical, Inc. (a)	324,350	14,174,095
Teleflex, Inc.	310,300	18,946,918
		33,121,013
Household & Personal Products - 4.01%
American Greetings Corp.	612,001	14,712,504
Central Garden & Pet Co. - Class A (a)	866,826	8,798,284
Oil-Dri Corporation of America - Class A (c)	272,997	5,847,596
		29,358,384
Insurance - 3.70%
AMERISAFE, Inc. (a)	736,100	16,650,582
Baldwin & Lyons, Inc. - Class B	265,286	6,146,677
Hilltop Holdings, Inc. (a)	485,993	4,296,178
		27,093,437
Materials - 1.02%
Royal Gold, Inc.	127,800	7,485,246
Media - 2.96%
Scholastic Corp.	667,858	17,765,023
World Wrestling Entertainment, Inc.	406,523	3,874,164
		21,639,187
Pharmaceuticals, Biotechnology & Life Sciences - 2.01%
Bio-Rad Laboratories, Inc. (a)	123,506	14,741,676
Retailing - 4.05%
Aaron's, Inc.	277,173	7,832,909
Core-Mark Holding Co., Inc. (a)(c)	565,180	20,176,926
Midas, Inc. (a)	259,918	1,642,682
		29,652,517

Software & Services - 15.34%
Acxiom Corp. (a)	426,107	5,586,263
CSG Systems International, Inc. (a)	1,221,763	22,578,180
EPIQ Systems, Inc.	770,494	10,956,425
Global Payments, Inc.	221,654	11,304,354
Mantech International Corp.	474,837	21,092,259
Square Enix Holdings Co., Ltd. (b)	667,400	11,971,003
TECMO KOEI HOLDINGS CO., Ltd. (b)	1,443,100	11,759,190
Total Systems Services, Inc.	916,055	17,020,302
		112,267,976
Technology Hardware & Equipment - 3.45%
Tekelec (a)	1,349,097	12,317,256
Tellabs, Inc.	2,803,540	12,924,319
		25,241,575
Telecommunication Services - 1.32%
Telephone & Data Systems, Inc.	359,013	9,668,220
Utilities - 1.50%
Portland General Electric Co.	432,900	10,943,712
TOTAL COMMON STOCKS (Cost $402,191,411)		445,863,134

REAL ESTATE INVESTMENT TRUST - 1.59%
Real Estate - 1.59%
Potlatch Corp.	330,353	11,651,550
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $10,153,010)		11,651,550

SHORT-TERM INVESTMENTS - 36.74%
Money Market Fund - 3.27%
Fidelity Institutional Money Market Funds - Government Portfolio	23,911,377	23,911,377

	Principal
	Amount
U.S. Treasury Bills - 33.47%
0.126%, 08/04/2011 (d)	$38,000,000	37,995,514
0.100%, 09/15/2011 (d)	39,000,000	38,991,767
0.101%, 10/13/2011 (d)	63,000,000	62,981,800
0.064%, 11/03/2011 (d)	60,000,000	59,986,459
0.095%, 12/01/2011 (d)	45,000,000	44,981,831
		244,937,371
TOTAL SHORT-TERM INVESTMENTS (Cost $268,848,748)		268,848,748
Total Investments (Cost $681,193,169) - 99.26%		726,363,432
Other Assets in Excess of Liabilities - 0.74%		5,435,300
TOTAL NET ASSETS - 100.00%		$731,798,732

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts
June 30, 2011 (Unaudited)
Intrepid Small Cap Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
11/7/2011	U.S. Dollars	24,533,857	Japanese Yen	2,000,000,000	$ (322,856)

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2011 (Unaudited)
Intrepid Income Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.92%
Food & Staples Retailing - 1.92%
Spartan Stores, Inc.
3.375%, 05/15/2027	$1,560,000	$1,544,400
TOTAL CONVERTIBLE BONDS (Cost $1,245,694)		1,544,400

CORPORATE BONDS - 68.98%
Capital Goods - 7.07%
Chart Industries, Inc.
9.125%, 10/15/2015	2,500,000	2,600,000
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (a)	3,078,000	3,097,237
		5,697,237
Commercial & Professional Services - 2.43%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,961,740
Consumer Durables & Apparel - 9.47%
Hanesbrands, Inc.
3.770%, 12/15/2014 (a)	3,237,000	3,216,769
Levi Strauss & Co.
8.875%, 04/01/2016	1,552,000	1,610,200
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	2,782,000	2,809,820
		7,636,789
Consumer Services - 10.97%
Carrols Corp.
9.000%, 01/15/2013	2,406,000	2,412,015
Mac-Gray Corp.
7.625%, 08/15/2015	3,159,000	3,222,180
Speedway Motorsports, Inc.
8.750%, 06/01/2016	2,972,000	3,206,045
		8,840,240
Energy - 4.67%
Bill Barrett Corp.
9.875%, 07/15/2016	2,653,000	2,971,360
Petroquest Energy, Inc.
10.000%, 09/01/2017	756,000	797,580
		3,768,940
Household & Personal Products - 9.66%
American Greetings Corp.
7.375%, 06/01/2016	3,204,000	3,300,120
Amscan Holdings, Inc.
8.750%, 05/01/2014	2,923,000	2,966,845
Central Garden & Pet Co.
8.250%, 03/01/2018	1,475,000	1,522,937
		7,789,902
Materials - 0.26%
Silgan Holdings, Inc.
7.250%, 08/15/2016	200,000	211,000
Media - 4.72%
Scholastic Corp.
5.000%, 04/15/2013	3,714,000	3,802,208

Pharmaceuticals, Biotechnology & Life Sciences - 2.99%
Bio-Rad Laboritories, Inc.
8.000%, 09/15/2016	2,171,000	2,409,810
Retailing - 16.74%
Collective Brands, Inc.
8.250%, 08/01/2013	3,527,000	3,543,136
HSN, Inc.
11.250%, 08/01/2016	2,904,000	3,274,260
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	3,433,000	3,514,534
Sally Holdings LLC
9.250%, 11/15/2014	3,040,000	3,161,600
		13,493,530
TOTAL CORPORATE BONDS (Cost $54,558,627)		55,611,396

	Shares
REAL ESTATE INVESTMENT TRUST - 1.09%
Real Estate - 1.09%
Potlatch Corp.	25,000	881,750
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $857,584)		881,750

SHORT-TERM INVESTMENTS - 27.79%
Money Market Fund - 3.61%
SEI Daily Income Trust Treasury Fund	2,905,338	2,905,338

	Principal
	Amount
U.S. Treasury Bills - 24.18%
0.055%, 07/28/2011 (b)	$11,000,000	10,999,546
0.150%, 09/15/2011 (b)	8,500,000	8,497,308
		19,496,854
TOTAL SHORT TERM INVESTMENTS (Cost $22,402,192)		22,402,192
Total Investments (Cost $79,064,097) - 99.78%		80,439,738
Other Assets in Excess of Liabilities - 0.22%		180,237
TOTAL NET ASSETS - 100.00%		$80,619,975

Percentages are stated as a percent of net assets.
(a)	Variable rate security. The rate listed is as of June 30, 2011.
(b)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
June 30, 2011 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 74.17%
Capital Goods - 2.32%
Oshkosh Corp. (a)	30,400	$879,776
Commercial & Professional Services - 1.96%
FTI Consulting, Inc. (a)	19,610	744,003
Consumer Services - 5.92%
International Speedway Corp. - Class A	23,400	664,794
Regis Corp.	50,676	776,356
Speedway Motorsports, Inc.	57,005	808,331
		2,249,481
Diversified Financials - 6.23%
The Bank Of New York Mellon Corp.	35,000	896,700
CoreLogic, Inc. (a)	44,292	740,119
Federated Investors, Inc.	30,650	730,696
		2,367,515
Food & Staples Retailing - 0.93%
Weis Markets, Inc.	8,706	354,595
Food, Beverage & Tobacco - 4.42%
Kraft Foods, Inc.	32,080	1,130,178
Sara Lee Corp.	28,760	546,153
		1,676,331
Health Care Equipment & Services - 5.78%
CR Bard, Inc.	5,220	573,469
ICU Medical, Inc. (a)	11,838	517,321
Teleflex, Inc.	18,100	1,105,186
		2,195,976
Household & Personal Products - 2.91%
American Greetings Corp.	29,800	716,392
Central Garden & Pet Co. - Class A (a)	38,268	388,420
		1,104,812
Insurance - 5.29%
Baldwin & Lyons, Inc. - Class B	33,089	766,672
Brown & Brown, Inc.	14,070	361,037
The Travelers Companies, Inc.	15,095	881,246
		2,008,955
Media - 2.66%
Scholastic Corp.	27,800	739,480
World Wrestling Entertainment, Inc.	28,410	270,747
		1,010,227
Pharmaceuticals, Biotechnology & Life Sciences - 8.95%
Bio-Rad Laboratories, Inc. (a)	5,980	713,773
Gilead Sciences, Inc. (a)	37,380	1,547,906
Johnson & Johnson	17,100	1,137,492
		3,399,171
Software & Services - 14.03%
CSG Systems International, Inc. (a)	23,600	436,128
EPIQ Systems, Inc.	37,100	527,562
Global Payments, Inc.	7,000	357,000
Mantech International Corp.	17,110	760,026
Microsoft Corp.	61,900	1,609,400
SAIC, Inc. (a)	43,700	735,034
Total Systems Services, Inc.	48,670	904,289
		5,329,439

Technology Hardware & Equipment - 10.03%
Dell, Inc. (a)	90,490	1,508,468
Tekelec (a)	119,924	1,094,906
Tellabs, Inc.	261,135	1,203,833
		3,807,207
Telecommunication Services - 2.74%
Telephone & Data Systems, Inc.	33,480	1,040,558
TOTAL COMMON STOCKS (Cost $26,222,368)		28,168,046

REAL ESTATE INVESTMENT TRUST - 1.80%
Real Estate - 1.80%
Potlatch Corp.	19,365	683,004
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $581,410)		683,004

SHORT-TERM INVESTMENTS - 24.95%
Money Market Funds - 12.84%
AIM STIT-Treasury Portfolio	1,501,000	1,501,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	375,797	375,797
Fidelity Institutional Money Market Funds - Government Portfolio	1,501,000	1,501,000
SEI Daily Income Trust Treasury Fund	1,501,000	1,501,000
		4,878,797
	Principal
	Amount
U.S. Treasury Bills - 12.11%
0.143%, 07/21/2011 (b)	$800,000	799,936
0.025%, 08/11/2011 (b)	1,000,000	999,971
0.111%, 08/18/2011 (b)	800,000	799,883
0.094%, 08/25/2011 (b)	1,000,000	999,858
0.113%, 09/15/2011 (b)	1,000,000	999,764
		4,599,412
TOTAL SHORT-TERM INVESTMENTS (Cost $9,478,209)		9,478,209
Total Investments (Cost $36,281,987) - 100.92%		38,329,259
Liabilities in Excess of Other Assets - (0.92)%		(350,844)
TOTAL NET ASSETS - 100.00%		$37,978,415

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

1.	Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

	• Level 1 - Quoted prices in active markets for identical securities.
	• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

	The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used, as of June 30, 2011, in valuing the Funds' investments carried at fair value:

	Description	Level 1	Level 2	Level 3	Total

	The Intrepid Capital Fund
	Total Common Stocks*	$ 198,078,127	$ -	$ -	$ 198,078,127
	Total Convertible Bonds*	-	1,006,830	-	1,006,830
	Total Corporate Bonds*	-	102,270,800	-	102,270,800
	Total Real Estate Investment Trust	6,427,464	-	-	6,427,464
	Total U.S. Treasury Bills	-	26,979,513	-	26,979,513
	Total Money Market Funds	7,459,150	-	-	7,459,150

	Total Investments in Securities	$ 211,964,741	$ 130,257,143	$ -	$ 342,221,884

	The Intrepid Small Cap Fund
		Level 1	Level 2	Level 3	Total
	Total Common Stocks*	$ 445,863,134	$ -	$ -	$ 445,863,134
	Total Real Estate Investment Trust	11,651,550	-	-	11,651,550
	Total U.S. Treasury Bills	-	244,937,371	-	244,937,371
	Total Money Market Funds	23,911,377	-	-	23,911,377

	Total Investment in Securities	$ 481,426,061	$ 244,937,371	$ -	$ 726,363,432

	Other Financial Instruments**	Level 1	Level 2	Level 3	Total
	Total Forward Currency Contracts	$ -	$ (322,856)	$ -	$ (322,856)
	Total	$ -	$ (322,856)	$ -	$ (322,856)

	The Intrepid Income Fund
		Level 1	Level 2	Level 3	Total
	Total Convertible Bonds*	$ -	$ 1,544,400	$ -	$ 1,544,400
	Totol Corporate Bonds*	-	55,611,396	-	55,611,396
	Total Real Estate Investment Trust	881,750	-	-	881,750
	Total U.S. Treasury Bills	-	19,496,854	-	19,496,854
	Total Money Market Funds	2,905,338	-	-	2,905,338

	Total Investment in Securities	$ 3,787,088	$ 76,652,650	$ -	$ 80,439,738

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$ 28,168,046	$ -	$ -	$ 28,168,046
Total Real Estate Investment Trust	683,004	-	-	683,004
Total U.S. Treasury Bills	-	4,599,412	-	4,599,412
Total Money Market Funds	4,878,797	-	-	4,878,797

Total Investment in Securities	$ 33,729,847	$ 4,599,412	$ -	$ 38,329,259

* For further information regarding security characteristics, please see the Schedules of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between levels during the period ended June 30, 2011.  The Funds did not hold any level 3 securities during the period ended June 30, 2011.  The Funds recognize transfers between levels at the end of the reporting period.

The Funds' advisor may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of June 30, 2011.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value		Balance Sheet Location	Value
Forward Currency Contracts				Depreciation of forward currency contracts	$ 322,856
Total		$ -			$ 322,856

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2011 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
	Cost of Investments	$ 330,044,198	$ 681,193,169	$ 79,064,097	$ 36,281,987
	Gross unrealized appreciation	$ 19,850,151	$ 60,953,235	$ 1,600,921	$ 3,058,229
	Gross unrealized depreciation	(7,672,465)	(15,782,972)	(225,280)	(1,010,957)
	Net unrealized appreciation	$ 12,177,686	$ 45,170,263	$ 1,375,641	$ 2,047,272

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2010 through June 30, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	Intrepid Capital Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2010	Additions	Reductions	at June 30, 2011	Income	Gain/(Loss)	June 30, 2011	June 30, 2011
	EPIQ Systems, Inc. (a)	332,880	100,130	(81,100)	351,910	$ 39,773	$ 144,158	$ 5,004,160	$ 4,295,709
	Midas, Inc. (a)	205,526	-	(64,681)	140,845	-	(3,582)	890,140	1,076,859
	Oil-Dri Corporation of America - Class A	105,847	-	-	105,847	50,807	-	2,267,243	1,577,768
						$ 90,580	$ 140,576	$ 8,161,543	$ 6,950,336

	Intrepid Small Cap Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2010	Additions	Reductions	at June 30, 2011	Income	Gain/(Loss)	June 30, 2011	June 30, 2011
	Core-Mark Holding Co., Inc.	618,614	-	(53,434)	565,180	$ -	$ 216,034	$ 20,176,926	$ 14,872,687
	EPIQ Systems, Inc. (a)	1,230,821	237,516	(697,843)	770,494	143,734	1,454,473	10,956,425	9,071,298
	Midas, Inc. (a)	475,593	-	(215,675)	259,918	-	106,549	1,642,682	2,124,527
	Oil-Dri Corporation of America - Class A	272,997	-	-	272,997	131,039	-	5,847,596	4,074,433
						$ 274,773	$ 1,777,056	$ 38,623,629	$ 30,142,945

	Intrepid All Cap Fund
		Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
	Issuer Name	at Oct. 1, 2010	Additions	Reductions	at June 30, 2011	Income	Gain/(Loss)	June 30, 2011	June 30, 2011
	EPIQ Systems, Inc. (a)	45,500	4,600	(13,000)	37,100	$ 5,100	$ 32,432	$ 527,562	$ 450,033
						$ 5,100	$ 32,432	$ 527,562	$ 450,033

	(a) Security is no longer an affiliated company at June 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date         8/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Mark F. Travis
Mark F. Travis, President

Date        8/24/11

By (Signature and Title)*            /s/ Donald C. White
Donald C. White, Treasurer

Date        8/24/11

* Print the name and title of each signing officer under his or her signature.